Long Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt Obligations

Our debt obligations consisted of the following at the dates indicated (in thousands):

Credit Facility	June 30, 2017	December 31, 2016
WRD revolving credit facility	$146,000	$242,750
2025 Senior Notes (as defined below)(1)	350,000	—
Unamortized discounts	(2,541)	—
Unamortized debt issuance costs—2025 Senior Notes	(8,426)	—

Total long-term debt	$485,033	$242,750

(1)	The estimated fair value of this fixed-rate debt was $328.1 million at June 30, 2017. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.

Our debt obligations consisted of the following at the dates indicated:

	For the Year Ended December 31,
Credit Facility	2016	2015
WRD revolving credit facility	$242,750	$—
WHR II revolving credit facility terminated December 2016	—	118,000
Esquisto—revolving credit facility terminated December 2016	—	50,000
Esquisto—revolving credit facility terminated January 2016	—	40,000
Esquisto—second lien terminated in January 2016	—	30,000
Unamortized debt issuance costs—second lien	—	(143)

Total long-term debt	$242,750	$237,857

Summary of Weighted-Average Interest Rates Paid on Variable-Rate Debt Obligations

The following table presents the weighted-average interest rates paid on our consolidated and combined variable-rate debt obligations for the periods presented:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
Credit Facility	2017	2016	2017	2016
WRD revolving credit facility	3.40%	n/a	3.48%	n/a
WHR II revolving credit facility terminated December 2016	n/a	3.00%	n/a	3.00%
Esquisto—revolving credit facility terminated December 2016	n/a	2.80%	n/a	2.81%
Esquisto—revolving credit facility terminated January 2016	n/a	n/a	n/a	2.97%
Esquisto—Second lien terminated in January 2016	n/a	n/a	n/a	9.50%

The following table presents the weighted-average interest rates paid on our consolidated and combined variable-rate debt obligations for the periods presented:

	For the Year Ended December 31,
Credit Facility	2016	2015	2014
WRD revolving credit facility	3.52%	n/a	n/a
WHR II revolving credit facility terminated December 2016	n/a	2.60%	2.40%
Esquisto—revolving credit facility terminated December 2016	n/a	3.13%	n/a
Esquisto—revolving credit facility terminated January 2016	n/a	2.97%	n/a
Esquisto—Second lien terminated in January 2016	n/a	9.25%	n/a

Summary of Unamortized Deferred Financing Costs Associated with Consolidated Debt Obligations

Unamortized deferred financing costs associated with our consolidated debt obligations were as follows at the dates indicated (in thousands):

	June 30, 2017	December 31, 2016
WRD revolving credit facility(1)	$3,966	$2,904
6.875% senior unsecured notes, due February 2025	8,426	n/a

Total	$12,392	$2,904

(1)	We classified $0.9 million and $0.6 million of unamortized deferred financing costs at June 30, 2017 and December 31, 2016, respectively, under current assets as a component of “prepaid expenses and other current assets.”

Unamortized deferred financing costs associated with our consolidated and combined debt obligations were as follows at the dates indicated (dollars in thousands):

	At December 31,
	2016	2015
WRD revolving credit facility	$2,904	n/a
WHR II revolving credit facility terminated December 2016	n/a	581
Esquisto—revolving credit facility terminated December 2016	n/a	494
Esquisto—second lien terminated in January 2016	n/a	143

	$2,904	$1,218

Schedule of Borrowing Base Revolving Credit Facility	The borrowing base for our revolving credit facility was the following at the date indicated (in thousands):

June 30, 2017
Credit Facility
WRD revolving credit facility	$650,000